Taxes - Reconciliation of Swedish Income Tax Rate with Effective Tax Rate (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Expected tax expense at Swedish tax rate 21.4%	kr (1,875)	kr 322	kr 7,910
Effect of foreign tax rates	(419)	(773)	205
Current income taxes related to prior years	(2,237)	(392)	83
Remeasurement of tax loss carry-forwards	52	113	(150)
Remeasurement of deductible temporary differences	84	33	127
Withholding tax expense	(230)	(3,000)	(1,273)
Reversal of impaired withholding tax	519
Tax effect of non-deductible expenses	(3,555)	(1,130)	(2,871)
Tax effect of non-taxable income	803	722	480
Tax effect of changes in tax rates	(64)	(708)	(986)
Tax expense/beneﬁt	kr (6,922)	kr (4,813)	kr 3,525
Effective tax rate	79.00%	(329.10%)	9.80%